Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12: SUBSEQUENT EVENTS

Stock Purchase Agreement

On March 31, 2026, the Company entered into a Stock Purchase Agreement (the “SPA”) with Mil L. Wallen, CEO and owner of 100% of the shares of TRINITY Group Construction, Inc. (“TRINITY”). Mr. Wallen is President of KiNRG and a related party. Pursuant to the SPA, KiNRG would acquire 100% of the stock of TRINITY in exchange for the aggregate purchase price of $12,400,000 (the “Purchase Price”). The Purchase Price shall be paid via delivery by KiNRG (“Buyer”) to TRINITY (“Seller”) of: (a) $1,000,000 in cash (the “Cash Consideration”) to an account or accounts designated by Seller prior to the Closing, (b) 4,200,000 shares of common stock, par value $0.0001, at a price of $2.00 per share, of Buyer (the “Buyer Shares”), and (c) a promissory note in the aggregate principal amount of $3,000,000 (the “Promissory Note”). The parties intend to combine TRINITY’s expertise in constructing data centers with KiNRG’s HydroThermal Reactor power generation technology to market a data center solution. The transaction closed on April 1, 2026.

In May 2026, the Company sold 710,000 shares of common stock, at a price of $2.00 per share, for gross proceeds of $1,420,000 pursuant to a private placement offering.

The Company has evaluated events through May 14, 2026, the filing date of this Quarterly Report on Form 10-Q and determined that there have been no additional subsequent events that occurred that would require adjustments to our disclosures in the unaudited condensed consolidated financial statements.

NOTE 15: SUBSEQUENT EVENTS

Non-Binding Letter of Intent

The Company has entered into a non-binding letter of intent (the “LOI”) subject to a definitive agreement with Mil L. Wallen, CEO and owner of 100% of the shares of TRINITY Group Construction, Inc. (“TRINITY”). Mr. Wallen is President of KiNRG and a related party. Pursuant to the LOI, KiNRG would acquire 100% of the stock of TRINITY. The parties intend to combine TRINITY’s expertise in constructing data centers with KiNRG’s HydroThermal Reactor power generation technology to market a data center solution. Specific terms of the LOI have not been finalized.

Notification of Lawsuit by Noteholder

In March 2026, the Company received notification of a lawsuit by the holder of a note payable by AGP, demanding payment of principal in the amount of $80,000 and accrued interest in the amount $121,883. The Company’s legal counsel is currently reviewing this case. The company believes this lawsuit is without merit, and plans to vigorously defend its position. The entire amount of principal and interest appears on the Company’s balance sheet, and no additional liability has been recorded. See note 7.